Key components of deferred income tax and social contribution in the balance sheets are the following: (Details) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	R$ 45,000,000
Deferred income tax and social contribution, liabilities		(82,000,000)
Deferred income tax and social contribution, net	45,000,000	(82,000,000)	R$ (1,191,000,000)
Tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	167,000,000
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	167,000,000
Provision for legal proceedings [member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	59,000,000	81,000,000
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	59,000,000	81,000,000
Exchange rate variation [member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets		26,000,000
Deferred income tax and social contribution, liabilities	(7,000,000)
Deferred income tax and social contribution, net	(7,000,000)	26,000,000
Goodwill tax amortization [member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(317,000,000)	(315,000,000)
Deferred income tax and social contribution, net	(317,000,000)	(315,000,000)
Mark-to-market adjustment [member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	1,000,000
Deferred income tax and social contribution, liabilities		(2,000,000)
Deferred income tax and social contribution, net	1,000,000	(2,000,000)
Property, plant and equipment, intangible and investment properties [member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	33,000,000	37,000,000
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	33,000,000	37,000,000
Unrealized gains with tax credits [member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(28,000,000)	(60,000,000)
Deferred income tax and social contribution, net	(28,000,000)	(60,000,000)
Cash flow hedge [member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(26,000,000)	(20,000,000)
Deferred income tax and social contribution, net	(26,000,000)	(20,000,000)
Lease net of right of use [member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	150,000,000	131,000,000
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	150,000,000	131,000,000
Presumed tax on equity - exito group [member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets		24,000,000
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net		24,000,000
Others [member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	13,000,000	16,000,000
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	13,000,000	16,000,000
Gross deferred income tax and social contribution assets (liabilities) [member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	423,000,000	315,000,000
Deferred income tax and social contribution, liabilities	(378,000,000)	(397,000,000)
Deferred income tax and social contribution, net	45,000,000	(82,000,000)
Compensation [member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	(378,000,000)	(315,000,000)
Deferred income tax and social contribution, liabilities	378,000,000	315,000,000
Deferred income tax and social contribution, net